GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2023
GENERAL AND ADMINISTRATIVE EXPENSES

18. GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses on the consolidated statements of operations consist of the following:

	2023	2022
Salaries and benefits	$1,506	$1,892
Office and miscellaneous	1,399	647
Professional fees	1,378	402
Management and consulting fees	436	451
Investor relations	245	227
Directors fees	187	182
Regulatory and compliance fees	164	170
Depreciation	135	140
Travel and promotion	170	70
	$5,620	$5,156